Taxation - Disclosure of Taxation (Expense)/Credit (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Major components of tax (expense) income
Total taxation expense	R 6,658	R 3,082	R 1,723
Assessed loss limitation	80.00%	80.00%	80.00%
Parent
Major components of tax (expense) income
Deferred Tax Rate	20.80%	26.40%	26.40%
Mponeng
Major components of tax (expense) income
Deferred Tax Rate	17.20%	8.10%	17.70%
Freegold
Major components of tax (expense) income
Deferred Tax Rate	17.40%	12.60%	11.40%
Moab Khotsong
Major components of tax (expense) income
Deferred Tax Rate	21.20%	19.00%	16.70%
Kalgold
Major components of tax (expense) income
Deferred Tax Rate	26.20%	21.50%	17.10%
Randfontein
Major components of tax (expense) income
Deferred Tax Rate	17.20%	12.30%	10.50%
Chemwes Proprietary Limited
Major components of tax (expense) income
Deferred Tax Rate	26.30%	18.10%	11.00%
Property, plant and equipment [member]
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	R 1,079	R 510	R 377
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	167	74	169
Assessed Loss Related To Temporary Differences, Deferred Tax
Major components of tax (expense) income
Deferred tax expense (income) relating to origination and reversal of temporary differences	17	120	9
Temporary Differences Excluding Hedge Accounted Derivatives [Member] | Mponeng
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	329	(379)	144
Temporary Differences Excluding Hedge Accounted Derivatives [Member] | Other legal entities
Major components of tax (expense) income
Deferred tax expense (income) relating to tax rate changes or imposition of new taxes	805	239	444
South Africa
Major components of tax (expense) income
Deferred tax (expense) income	2,486	666	1,080
Deferred tax - current year	R 2,486	R 666	R 1,080
Revenue exempt from taxation (as a percent)	5.00%	5.00%	5.00%
Australian entities and PNG operation
Major components of tax (expense) income
Applicable taxation rate	30.00%	30.00%	30.00%
Mining Products | Parent
Major components of tax (expense) income
Current year tax	R 253	R 144	R 0
Mining Products | Mponeng
Major components of tax (expense) income
Current year tax	1,990	1,129	272
Mining Products | Freegold
Major components of tax (expense) income
Current year tax	365	235	0
Mining Products | Moab Khotsong
Major components of tax (expense) income
Current year tax	688	539	263
Mining Products | Kalgold
Major components of tax (expense) income
Current year tax	135	42	0
Mining Products | Randfontein
Major components of tax (expense) income
Current year tax	216	42	0
Mining Products | Tswelopele Beneficiation Operation Proprietary Limited
Major components of tax (expense) income
Current year tax	269	181	97
Mining Products | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	3,968	2,309	631
Current year tax	3,968	2,313	633
Prior year tax	R 0	R (4)	R (2)
Applicable taxation rate	33.00%	33.00%	33.00%
Non-Mining Services | South Africa
Major components of tax (expense) income
Current tax (expense) credit and adjustments of prior periods	R 204	R 107	R 12
Current year tax	202	107	6
Prior year tax	R 2	R 0	R 6
Applicable taxation rate	27.00%	27.00%	27.00%
Global minimum tax rate
Major components of tax (expense) income
Applicable taxation rate	15.00%